RELATED PARTIES - Compensation of key management personnel (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item
RELATED PARTIES
Short-term employee benefits	$ 1,976	$ 1,872	$ 1,736
Share-based payments	1,953	758	275
Post-employment benefits		22	29
Key management personnel compensation	$ 3,929	$ 2,652	$ 2,040
Number of key officers and directors | item	7	7	7